Related Party Transactions - Summary of Significant Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Interest income from loans provided to related parties		¥ 1,272	¥ 1,750
JD Group
Related Party Transaction [Line Items]
Purchase from related party	¥ 10,849	6,906	25,440
Service received from related party	363,764	363,946	166,079
Gulin Group
Related Party Transaction [Line Items]
Purchase from related party	242,929	175,118
Service received from related party		3,006
Aileyou
Related Party Transaction [Line Items]
Service received from related party		8,502	¥ 2,019
Service | Jinsong Group
Related Party Transaction [Line Items]
Net service revenue from related party	¥ 5,936	¥ 1,389